OTHER FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in $ ‘000	2024	2023	2022
Interest income	4,858	3,663	85
Foreign currency gains	1,985	—	4,400
Other finance income	6,843	3,663	4,485
Foreign currency losses	—	(2,971)	—
Interest loans and borrowings	(7,699)	(4,876)	(4,736)
Interest leases	(1,038)	(1,088)	(622)
Fees and expenses on repayment and issuance convertible bonds	(1,151)	—	—
Other finance expenses	(56)	(134)	(105)
Other finance expenses	(9,944)	(9,069)	(5,463)

Total other finance income and expense	(3,101)	(5,406)	(978)